Note 21 - Share-based Compensation Plans - Deferred Share Grants Available for Grant (Details) - Deferred share grants [member]	12 Months Ended
	Mar. 31, 2020 shares	Mar. 31, 2020	Mar. 31, 2019 shares
Statement Line Items [Line Items]
Balance, beginning of year			69,481
Less: Granted		(80,150)	(69,481)
Less: Granted overage from fiscal 2019 (in shares)	(37,123)
Add: Increase in DSGs available for grant (in shares)	200,000
Balance, end of year	82,727	82,727